Consolidated Statements of Changes In Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares		Additional paid-up capital	Other reserve	Retained earnings/ (accumulated deficit)	Total
Balance at Dec. 31, 2022			[1],[2]	$ 695	$ 46	$ 11,169	$ 11,910
Balance (in Shares) at Dec. 31, 2022	[1]	15,000
Net income/(loss)			[1]			1,152	1,152
Balance at Dec. 31, 2023			[1],[2]	695	46	1,084	1,825
Balance (in Shares) at Dec. 31, 2023	[1]	15,000
Dividends			[1]			(1,500)	(1,500)
Net income/(loss)			[1]			1,028	1,028
Balance at Dec. 31, 2024			[1],[2]	695	46	612	1,353
Balance (in Shares) at Dec. 31, 2024	[1]	15,000
Dividends						(11,237)	(11,237)
Issuance of Shares			[1]	3,215			3,215
Issuance of Shares (in Shares)	[1]	1,350
Net income/(loss)			[1]			(4,463)	(4,463)
Balance at Dec. 31, 2025			[1]	$ 3,910	$ 46	$ (3,851)	$ 105
Balance (in Shares) at Dec. 31, 2025	[1]	16,350

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.
[2]	— Denotes amount less than US$1,000.